ACCOUNTS PAYABLE AND ACCRUED CHARGES (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED CHARGES
Trade and accruals	$ 512.2	$ 492.6
Salaries and employee benefits	144.0	137.3
Interest payable	49.6	43.8
Current portion of stock-based compensation	19.8	17.2
Total accounts payable and accrued charges	$ 725.6	$ 690.9